UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ (202,919)	$ 94,602
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of operating lease right-of-use asset	0	356
Debt forgiven by related party	0	(24,953)
Change in operating assets and liabilities:
Accounts receivable	0	(86,513)
Prepaid expense	(23,249)	1,500
Lease security deposit	0	(114)
Due from related party	0	54,137
Advances from customers	0	(29,070)
Accounts payable	0	(779)
Income taxes payable	(45,029)	11,972
Operating lease liabilities	0	(356)
Accrued liabilities and other payables	112,747	89,040
Net cash (used in) provided by operating activities	(158,450)	109,822
Cash flows from financing activities:
Proceeds received from private offerings	0	433,213
Deferred offering costs incurred	(74,125)	0
Net cash (used in) provided by financing activities	(74,125)	433,213
Net (decrease) increase in cash	(232,575)	543,035
Cash, beginning	413,129	256,342
Cash, ending	180,554	799,377
Cash paid during the period for:
Interest	0	0
Income taxes	51,920	0
Non-Cash Activities:
Early termination of right-of-use assets and lease liabilities	0	6,080
Conversion of liabilities to common stock	0	445,109
Conversion of preferred stock to common stock	$ 0	$ 800